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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3486

Mosaic Tax-Free Trust
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

W. Richard Mason
Madison/Mosaic Legal and Compliance Department
8777 N. Gainey Center Drive, Suite 220
Scottsdale, AZ  85258
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  September 30

Date of reporting period:  December 31, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

Mosaic Tax-Free National Fund

Portfolio of Investments - December 31, 2004 (unaudited)

Credit Rating			Principal Amount	Market Value
Moody's	S&P
		LONG TERM MUNICIPAL BONDS: 95.7% of Net Assets

		ARIZONA: 8.7%
Aa3	AA-	Arizona Transportation Board, Grant Antic, 5%, 7/1/13	100,000	110,779
Aaa	AAA	Maricopa County Unified School District #48 Scottsdale, (FSA), 5%, 7/1/15	500,000	556,540
Aaa	AAA	Rio Nuevo Multipurpose Facilities, Certificate Participation, (FGIC Insured), 4.5%, 7/1/08	1,100,000	1,175,339
Aa3	AA	Tucson Recreational, (Prerefunded 7/1/09 @ 100), 5.25%. 7/1/18	100,000	111,159

		COLORADO: 4.9%
Aaa	nr	El Paso County School District #020, 5%, 12/15/16	1,005,000	1,101,460

		FLORIDA: 10.8%
Aaa	nr	First Florida Government Community Revenue Bond, (AMBAC Insured), 5.5%, 7/1/16	1,000,000	1,163,150
Aaa	AAA	Palm Beach County Solid Waste Authority Revenue Bond, (AMBAC Insured), 6%, 10/1/10	1,100,000	1,267,090

		ILLINOIS: 10.4%
Aaa	nr	Grundy County School District #054, General Obligation, (AMBAC Insured), 8.35%, 12/1/07	720,000	837,310
Aaa	AAA	Regional Illinois Transportation Authority, Transit Revenue (AMBAC Insured), 7.2%, 11/1/20	300,000	389,808
Aaa	AAA	University of Illinois Certificates, Utility Infrastructure Projects (MBIA Insured), 5.75%, 8/15/09	1,000,000	1,128,600

		KANSAS: 2.6%
Aa2	AA+	Kansas State Department of Transportation, Hwy Revenue, 6.125%, 9/1/09	500,000	576,080

		MARYLAND: 1.6%
Aa1	AA+	Anne Arundel County, Solid Waste Projects (AMT), 5.5%, 9/1/16	100,000	105,206
Aa2	AA	Frederick County, 5.1%, 12/1/17	75,000	81,043
Aaa	AAA	Maryland State, 5%, 7/15/11	50,000	54,663
Aaa	AAA	Maryland State Transportation Authority Transportation Facilities Project Revenue, 6.8%, 7/1/16	95,000	114,279

		MASSACHUSETTS: 5.5%
Aa2	AA	Massachusetts Bay Transportation Authority, Transit Revenue, 7%, 3/1/14	1,000,000	1,234,120

		MICHIGAN: 2.0%
Aaa	AAA	Redford United School District, (AMBAC Insured), 5%, 5/1/22	410,000	453,263

		MINNESOTA: 0.4%
Aa1	AA+	Minnesota State Housing Finance Agency, Housing Revenue (Single-Family Mortgage) (AMT), 6.25%, 7/1/26	95,000	97,411

		MISSISSIPPI: 5.9%
Aaa	AAA	Harrison County Wastewater Management District, Sewer Revenue, (Wastewater Treatment Facilities) (FGIC Insured), 7.75%, 2/1/14	500,000	653,930
Aaa	AAA	Harrison County Wastewater Management District, Sewer Revenue, (Wastewater Treatment Facilities) (FGIC Insured), 8.5%, 2/1/13	500,000	669,455

		MISSOURI: 4.9%
Aa1	AA+	Missouri State Health & Educational Facilities Authority Revenue Bond, 5%, 11/1/09	1,000,000	1,102,830

		NEW JERSEY: 9.7%
Aaa	AAA	New Jersey State Transportation Transit Fund Authority, 5.5%, 12/15/17	1,000,000	1,164,720
Aaa	AAA	New Jersey State Turnpike Authority Revenue, 6.5%, 1/1/16	850,000	1,032,699

		NORTH CAROLINA: 2.5%
Aaa	AAA	Macon County, 5%, 6/1/13	500,000	557,275

		NORTH DAKOTA: 2.4%
Baa2	nr	Grand Forks Health Care Systems Revenue Bond, 7.125%, 8/15/24	500,000	545,955

		PENNSYLVANIA: 5.7%
Aaa	AAA	Lehigh County General Obligation (Lehigh Valley Hospital) (MBIA Insured), 7%, 7/1/16	1,000,000	1,276,300

		PUERTO RICO: 1.4%
Baa1	A-	Puerto Rico Commonwealth, 6.5%, 7/1/14	85,000	103,670
Aa3	AA	Puerto Rico Housing Finance Authority, 4.5%, 12/1/09	200,000	213,398

		TEXAS: 12.3%
Aaa	AAA	Lower Colorado River Authority, Utility Revenue, (AMBAC Insured), 6.0%, 1/1/17	305,000	369,132
Aaa	AAA	North Forest Independent School District, 6%, 8/15/11	1,050,000	1,222,536
Aaa	AAA	Texas Public Building Authority, Building Revenue (MBIA Insured), 7.125%, 8/1/11	1,000,000	1,178,360

		VIRGINIA: 2.5%
Aaa	AAA	Hanover County Industrial Development Authority Hospital (Bon Secours Health Systems) (MBIA Insured), 6%, 8/15/10	500,000	574,410

		WASHINGTON: 1.5%
Aaa	AAA	King County School District #415 Kent, (FSA Insured) 5.5%, 6/1/16	300,000	345,933

		TOTAL INVESTMENTS (Cost $ 20,000,950)		21,567,903

		CASH AND RECEIVABLES LESS LIABILITIES: 4.3% of Net Assets		971,982

		NET ASSETS: 100%		22,539,885

Mosaic Tax-Free Arizona Fund

Portfolio of Investments - December 31, 2004 (unaudited)

Credit Rating			Principal Amount	Market Value
Moody's	S&P
		LONG TERM MUNICIPAL BONDS: 97.4% of Net Assets

		EDUCATION: 27.5%
Aa3	AA	Maricopa County Unified School District #210 (Phoenix), 5.375%, 7/1/13	250,000	264,135
Aaa	AAA	Maricopa County Unified School District #41 (Gilbert), 5.8%, 7/1/14	250,000	294,317
Baa2	nr	Maricopa County, Unified School District #090 Saddle Mountain, 5%, 7/1/14	75,000	78,038
Aaa	AAA	Mohave County Elementary School District #16 (Mohave Valley) (MBIA Insured), 5.375%, 7/1/13	100,000	107,422
Aaa#	AAA	Mohave County Elementary School District #1 (Lake Havasu) (FGIC Insured), 5.9%, 7/1/15	150,000	159,629
Aaa	AAA	Pima County Unified School District #10 (Amphitheater), (FGIC Insured), 5.1%, 7/1/11	190,000	210,172
Aaa	AAA	Pima County, Arizona School District, (MBIA Insured), 5%, 7/1/09	125,000	131,384
Aaa	AAA	University of Arizona, (AMBAC Insured) 5%, 6/1/17	125,000	134,181
Aaa	AAA	University of Arizona Board of Regents, (FGIC Insured) 5.8%, 6/1/24	275,000	314,188

		GENERAL OBLIGATION: 12.%
Baa1	A-	Puerto Rico Commonwealth, 6.5%, 7/1/14	320,000	390,288
Aaa	AAA	Scottsdale Preserve Authority Excise Tax Revenue (FGIC Insured), 5.625%, 7/1/22	75,000	77,085
Aa3	AA	Tucson Recreational Facility Improvements, 5.25%, 7/1/19	250,000	267,062

		HOSPITAL: 7.1%
Aaa#	AAA	Arizona Health Facilities Authority, Hospital Revenue (Phoenix Baptist Hospital) (MBIA Insured), 6.25%, 9/1/11	155,000	166,630
Aaa	AAA	Pima County Industrial Development Authority Revenue (Refunding Bonds), 5.625%, 4/1/14	250,000	269,740

		HOUSING: .9%
Aaa	nr	Maricopa County Industrial Development Authority, Single Family Mortgage Revenue, 4.3%, 12/1/06	65,000	55,783

		INDUSTRIAL DEVELOPMENT: 1.7%
Aaa	AAA	Phoenix Civic Improvement Corp. Excise Tax, 4.5%, 7/1/08	100,000	106,849

		LEASING AND OTHER FACILITIES: 24.4%
Aaa	AAA	Arizona Board of Regents Certificate Participation, (AMBAC Insured), 5.5%, 6/1/13	320,000	360,339
Baa1	nr	Arizona Tourism & Sports Authority Tax Revenue Bond, 5%, 7/1/16	100,000	102,784
A1	A	Greater Arizona Development Authority Infrastructure Revenue Bond, 4.85%, 8/1/20	300,000	309,978
Aaa	nr	Maricopa County Public Corp. Lease Revenue Bond, (AMBAC Insured), 5.5%, 7/1/10	280,000	315,333
Aaa	nr	Maricopa County Stadium Revenue Bond, (AMBAC Insured), 5.25%, 6/1/12	250,000	281,615
Aaa	AAA	Rio Nuevo Multipurpose Facilities, Certificate Participation, (FGIC Insured), 4.5%, 7/1/08	125,000	133,561

		TRANSPORTATION: 14.8%
Aa3	AA-	Arizona Transportation Board, Grant Antic, 5%, 7/1/13	135,000	149,552
Aaa	AAA	Flagstaff Street and Highway User Revenue, Junior Lien (FGIC Insured), 5.9%, 7/1/10	500,000	574,515
Aaa	AAA	Mesa Street and Highway Revenue Bond, (FSA Insured), 4%, 7/1/14	130,000	133,558
Aaa	AAA	Phoenix Street and Highway User Revenue Bond (FGIC Insured), 5.25%, 7/1/10	50,000	55,815

		WATER AND SEWER: 9.0%
nr	AA	Buckeye Water and Sewer Improvements, 5.45%, 1/1/10	235,000	258,747
Aaa	AAA	Mesa Recreational, Water and Sewer Improvements (FGIC Insured), 6.5%, 7/1/10	250,000	294,810

		TOTAL INVESTMENTS (Cost $5,576,407)		5,997,510

		CASH AND RECEIVABLES LESS LIABILITIES: 2.6% of Net Assets		162,193

		NET ASSETS: 100%		6,159,703

Mosaic Tax-Free Missouri Fund

Portfolio of Investments - December 31, 2004 (unaudited)

Credit Rating			Principal Amount	Market Value
Moody's	S&P
		LONG TERM MUNICIPAL BONDS: 94.5% of Net Assets

		EDUCATION: 29.9%
Aaa	AAA	Jackson County Reorg School District #7, Lees Summit, (FSA Insured), 5.25%, 3/1/14	300,000	333,768
Aa2	nr	Jefferson County School District, 6.7%, 3/1/11	200,000	230,036
Aaa	AAA	Mehlville School District R-9, Certificate Participation, (FSA Insured), 5%, 9/1/19	300,000	320,622
nr	AA+	Normandy School District General Obligation, 5.4%, 3/1/18	325,000	352,180
Aa1	AA+	North Kansas City School District, 4.25%, 3/1/16	300,000	310,656
Aa1	AA+	Platte County School District Park Hill, 5.5%, 3/1/14	300,000	318,435
nr	AA+	Polk County School District R-1 Bolivar, 5%, 3/1/21	110,000	118,271
Aaa	AAA	St. Louis Board of Education, 5.5%, 4/1/10	275,000	308,938
Aaa	AAA	St. Louis County Pattonville R-3 School District (FGIC Insured), 5.75%, 3/1/16	200,000	229,554

		GENERAL OBLIGATION: 13.4%
Aa2	nr	Lees Summit, 4.7%, 4/1/21	325,000	336,199
Aaa	AAA	Missouri State (Fourth State Building), 5.75%, 8/1/19	200,000	211,036
Baa1	A-	Puerto Rico Commonwealth Public Improvement, 6.5%, 7/1/14	480,000	585,432

		HOSPITAL: 3.7%
Aa2	AA+	Missouri State Certificate Participation, Rehabilitation Center, 6%, 11/1/15	115,000	118,471
Aaa	AAA	Missouri State Health & Educational Facilities Revenue, (MBIA Insured) 6.4%, 6/1/10	165,000	191,991

		HOUSING: 8.7%
Aa3	AA	Puerto Rico Housing Finance Authority, 4.5%, 12/1/09	150,000	160,049
nr	AAA	St. Louis County Mortgage Revenue (AMT), 5.65%, 2/1/20	500,000	574,890

		LEASING AND OTHER FACILITIES: 29.2%
A1	nr	Greene County Certificate Participation, 5.25%, 7/1/11	300,000	329,940
Aa3	nr	Jackson County Missouri, Public Building Corp. Leasehold Revenue, 5.1%, 11/1/12	200,000	217,442
Aaa	AAA	Missouri Development Financial Board Cultural Facilities Revenue Bond, (MBIA Insured), 5.25%, 1/1/17	350,000	383,673
Baa1	BBB+	Missouri Development Financial Board Infrastructure Facilities Revenue Bond, 4.3%, 12/1/12	225,000	226,944
Aa1	AA+	Missouri State Board Public Buildings, 4.0%, 12/1/10	75,000	78,947
Aaa	AAA	Springfield Public Building Corp. Leasehold Revenue Bond, 5.8%, 6/1/13	275,000	311,685
Aa3	nr	Springfield Public Building Corp. Leasehold Revenue Bond, 4.7%, 5/1/12	175,000	187,117
Aaa	nr	St Louis Municipal Finance Corporation, Leasehold Revenue Bond (AMBAC Insured), 5.75%, 2/15/17	300,000	338,193
Aaa	AAA	St Louis Parking Facilities Revenue (MBIA Insured), 5.375%, 12/15/21	375,000	395,107

		POLLUTION CONTROL REVENUE: 2.9%
A1	A+	St Louis Industrial Development Authority Pollution Control Revenue, 6.65%, 5/1/16	200,000	249,108

		TRANSPORTATION: 5.0%
Aa2	AA	Missouri State Highway & Transportation, Street & Road Revenue, 5.25%, 2/1/20	250,000	271,887
nr	AA-	Platte County Industrial Development Authority, Zona Rosa Retail Project, 3.75%, 12/1/13	150,000	149,883

		WATER AND SEWER: 1.7%
Aaa	nr	Jefferson County Public Water Supply District Number C-1 (AMBAC Insured), 5.25%, 12/1/16	130,000	144,924

		TOTAL INVESTMENTS (Cost $7,369,884)		7,985,378

		CASH AND RECEIVABLES LESS LIABILITIES: 5.5% of Net Assets		464,036

		NET ASSETS: 100%		8,449,414

Mosaic Tax-Free Virginia Fund

Portfolio of Investments - December 31, 2004 (unaudited)

Credit Rating			Principal Amount	Market Value
Moody's	S&P
		LONG TERM MUNICIPAL BONDS: 98.1% of Net Assets

		EDUCATION: 10.9%
A2	nr	Loudoun County Industrial Development Authority, University Facilities Revenue (George Washington University), 6.25%, 5/15/22	500,000	508,600
nr	A	Roanoke County Industrial Development Authority, (Hollins College), 5.25%, 3/15/23	900,000	948,393
Aa2	AA	Virginia College Building Authority, Educational Facilities Revenue (Washington And Lee University), 5.75%, 1/1/14	20,000	20,248
Aa1	AA+	Virginia College Building Authority, Educational Facilities Revenue (Washington And Lee University), 5.75%, 8/1/16	200,000	212,720
Aaa	AAA	Virginia Polytech Institute & State University Revenue, 5%, 6/1/14	775,000	866,140
A1	AA-	Virginia State Universities, University Revenue (Virginia Commonwealth University), 5.75%, 5/1/15	500,000	516,025

		GENERAL OBLIGATION: 26.8%
Aaa	AAA	Alexandria, 5%, 1/1/16	200,000	225,032
Aaa	AAA	Arlington County, 5%, 2/1/19	250,000	265,845
Aaa	AAA	Culpepper County, 6%, 1/15/21	500,000	579,405
Aaa	AAA	Leesburg, (AMBAC Insured), 5.6%, 6/1/15	500,000	517,285
Aaa	AA+	Loudoun County, 5.25%, 5/1/13	750,000	841,297
Aaa	AA+	Loudoun County, 5%, 10/1/13	500,000	560,020
Aa3	AA	Lynchburg, 5.7%, 6/1/25	1,170,000	1,293,856
Aa2	AA	Newport News, 5%, 5/1/18	820,000	890,914
A1	nr	Prince George County, 4.5%, 8/1/12	400,000	427,496
Baa1	A-	Puerto Rico Commonwealth, 6.5%, 7/1/14	1,115,000	1,359,910
Aa1	AA+	Virginia Beach, 5%, 3/1/12	540,000	598,676

		HOSPITAL: 10.7%
A2	nr	Arlington County Industrial Development Authority, Hospital Facilities Revenue Bond, 5.5%, 7/1/15	200,000	216,042
Aaa	AAA	Danville Industrial Development Authority, Hospital Revenue (Danville Regional Medical Center) (AMBAC Insured) 5%, 10/1/10	250,000	273,548
Aa2	AA+	Fairfax County Industrial Development Authority Revenue Bond, 6%, 8/15/26	500,000	538,055

Aaa	AAA	Hanover County Industrial Development Authority, Revenue Bon Secours Health System (MBIA Insured), 6%, 8/15/10	640,000	735,245
Aaa	nr	Prince William County Industrial Development Authority, Hospital Revenue, (Prerefunded 10/1/05 @ 102), 6.85%, 10/1/25	85,000	89,726
Aaa	AAA	Roanoke Industrial Development Authority, Hospital Revenue (Carilion Health Systems) (MBIA Insured), 5.5%, 7/1/16	500,000	566,435
Aaa	AAA	Roanoke Industrial Development Authority, Hospital Revenue (Roanoke Memorial Hospitals) (MBIA Insured), 6.125%, 7/1/17	500,000	605,290

		HOUSING: 6.8%
nr	AAA	Fairfax County Redevelopment & Housing Authority, Multi-Family Housing Revenue (Castel Lani Project) (FHA Insured), 5.5%, 4/1/28	425,000	437,414
Aa3	AA	Puerto Rico Housing Finance Authority, 4.5%, 12/1/09	150,000	160,048
nr	AAA	Suffolk Redevelopment & Housing Authority, Multi-Family Housing Revenue, 5.6%, 2/01/33	1,250,000	1,317,075

		INDUSTRIAL DEVELOPMENT: 3.8%
Aaa	nr	Fairfax County Economic Development Authority (National Wildlife Assoc.), 5.25%, 9/1/19	1,000,000	1,086,640

		LEASING AND OTHER FACILITIES: 9.7%
Aa1	AA+	Arlington County Industrial Development Authority Lease Revenue, 5%, 8/1/14	500,000	556,670
Aaa	AAA	Portsmouth Industrial Development Authority Revenue, Hotel Conference Center & Parking, 5.125%, 4/1/17	1,000,000	1,067,590
Aaa	nr	Richmond Industrial Development Authority Government Facilities, 5%, 7/15/13	1,000,000	1,116,010

		MUNICIPAL OTHER: 14.6%
A3	A-	Greater Richmond Convention Center Expansion, 5.5%, 6/15/10	800,000	884,936
Aaa	AAA	Southeastern Public Service Authority Revenue, 5%, 7/1/15	1,000,000	1,117,690
Aaa	AAA	Southwest Regional Jail Authority Revenue, (MBIA Insured), 4.5% 9/1/10	1,000,000	1,075,300
Aa1	AA+	Virginia State Public Building Authority, Public Facilities Revenue, 5%, 8/01/18	1,000,000	1,057,160

		TRANSPORTATION: 4.4%
Aaa	AAA	Richmond Metropolitan Authority Expressway Revenue, (FGIC Insured), 5.25%, 7/15/12	350,000	395,661
Aa2	AA	Virginia State Resources Authority Infrastructure Revenue, 4.75%, 5/1/17	800,000	847,088

		WATER & WASTE: 10.4%
Aaa	AAA	Frederick Regional Sewer System Revenue, (AMBAC), 5% 10/1/15	570,000	638,366
Aaa	AAA	Henry County Water & Sewer Revenue, (FSA Insured), 5.25% 11/15/16	700,000	797,181
Aaa	AAA	Stafford County Water & Sewer Revenue, (FSA Insured), 4.5%, 6/1/11	335,000	361,847
Aaa	AAA	Upper Occoquan Sewer, Regional Sewer Revenue, (MBIA Insured), 5.15%, 7/1/20	1,000,000	1,138,040

		TOTAL INVESTMENTS (Cost $26,251,125)		27,710,919

		CASH AND RECEIVABLES LESS LIABILITIES: 1.9% of Net Assets		543,342

		NET ASSETS: 100%		28,254,261

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mosaic Tax-Free Trust

By: (signature)

W. Richard Mason, Secretary

Date: February 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date: February 16, 2005

By:  (signature)

Greg Hoppe, Chief Financial Officer

Date: February 16, 2005